Acquisitions/Deconsolidation	12 Months Ended
Dec. 31, 2013
DECONSOLIDATION [Abstract]
DECONSOLIDATION
NOTE 3: DECONSOLIDATION

Deconsolidation of Navios Acquisition
On March 30, 2011, Navios Holdings completed an exchange whereby Navios Holdings exchanged 7,676,000 shares of Navios Acquisition's common stock for non-voting Series C preferred stock of Navios Acquisition pursuant to an Exchange Agreement entered into on March 30, 2011 between Navios Acquisition and Navios Holdings (the “Navios Acquisition Share Exchange”). The fair value of the exchange was $30,474, which was based on the share price of the publicly traded common shares of Navios Acquisition on March 30, 2011. Immediately after the Navios Acquisition Share Exchange, Navios Holdings' ownership of the outstanding voting stock of Navios Acquisition decreased to 45% and Navios Holdings no longer controlled a majority of the voting power of Navios Acquisition. From that date onwards, Navios Acquisition has been considered as an affiliate entity of Navios Holdings and not as a controlled subsidiary of the Company, and the investment in Navios Acquisition has been accounted for under the equity method due to the Company's significant influence over Navios Acquisition. Navios Acquisition has been accounted for under the equity method of accounting based on Navios Holdings' economic interest in Navios Acquisition, since the preferred stock is considered to be, in substance, common stock for accounting purposes.
On March 30, 2011, based on the equity method, the Company recorded an investment in Navios Acquisition of $103,250, which represents the fair value of the common stock and Series C preferred stock (in-substance common stock) that were held by Navios Holdings on such date. On March 30, 2011, the Company calculated a loss on change in control of $35,325, which was calculated as the fair value of the Company's equity method investment in Navios Acquisition of $103,250 less the Company's 53.7% interest in Navios Acquisition's net assets on March 30, 2011.

As of December 31, 2013, Navios Holdings' ownership of the outstanding voting stock of Navios Acquisition was 47.8% and its economic interest in Navios Acquisition was 50.5%.